Pioneer MAP* - High Income Municipal Fund
Schedule of Investments  |  November 30, 2024

Ticker Symbol: HIMUX
* Managed Account Portfolio

Schedule of Investments  |  11/30/24
(unaudited)
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	INVESTMENTS IN THE MASTER — 100.1%
	Investment Company—100.1%
1,000(a)	Pioneer High Income Municipal Portfolio	$—	$37	$9	$10,458
	Total Investment Company (Cost $10,432)				$10,458

	TOTAL INVESTMENTS IN THE MASTER — 100.1% (Cost $10,432)				$10,458
	OTHER ASSETS AND LIABILITIES — (0.1)%				$(7)
	net assets — 100.0%				$10,451

(a)	Non-income producing security.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Investment Company	$10,458	$—	$—	$10,458
Total Investments in the Master	$10,458	$—	$—	$10,458
During the period ended November 30, 2024, there were no transfers in or out of Level 3.
1Pioneer MAP - High Income Municipal Fund | 11/30/24